SUMMARY OF VALUATION ALLOWANCE FOR DEFERRED TAX ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Beginning balance	$ 26,629,179	$ 8,160,611	$ 6,661,139
Addition (deduction) during the year	(21,927,117)	18,676,456	1,703,771
Foreign currency translation adjustment	329,595	(207,888)	(204,299)
Ending balance	$ 5,031,657	$ 26,629,179	$ 8,160,611